2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended		9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Summary Of Significant Accounting Policies Details Narrative
Anti-dilutive shares	12,216,000	4,710,000	12,216,000	4,710,000